Shareholder Report, Average Annual Return (Details) 191463_CrossingBridge Responsible Credit Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	51 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	6.41%	5.28%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.30%)
ICE BofA US High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Total Return Index
Average Annual Return, Percent	7.23%	4.08%
ICE BofA U.S. Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate Bond Index
Average Annual Return, Percent	3.92%	0.20%
ICE BofA 3-7 Year US Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-7 Year U.S. Treasury Index
Average Annual Return, Percent	3.48%	0.33%